Stockholders' Equity (Deficit) - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Shares outstanding, beginning balance	86,251	49,198
Shares outstanding, granted		37,053
Shares outstanding, exercised
Shares outstanding, forfeited/canceled
Shares outstanding, ending balance	86,251	86,251
Weighted- average exercise price, beginning balance
Weighted- average exercise price, granted		14.0
Weighted- average exercise price, exercised
Weighted- average exercise price, forfeited/canceled
Weighted- average exercise price, ending balance
Weighted average remaining contractual term (in years), beginning balance	5 years	5 years
Weighted average remaining contractual term (in years), granted	0 years	5 years
Weighted average remaining contractual term (in years), ending balance	0 years	5 years
Aggregate intrinsic value, beginning balance
Aggregate Intrinsic Value, ending balance